Employee benefits (Details 9) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	₨ 11	₨ 13	₨ 12
Interest on defined benefit liability	16	15	13
Total cost recognized in income statement	₨ 27	₨ 28	₨ 25